ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts payable and accrued expenses consisted of the following	Accounts payable and accrued expenses consisted of the following as of December 31, 2021 and June 30, 2021:	Accounts payable and accrued expenses consisted of the following:
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	December 31,	June 30,
	2021	2021
Accounts payable	$2,407,685	$1,672,647
Accrued interest	141,836	129,596
Taxes payable	324,489	238,020
Accrued payroll, vacation and bonus payable	271,950	1,049,359
Accrued operating expenses	198,898	773,252
Total	$3,344,858	$3,862,874

	June 30, 2021	June 30, 2020
Accounts payable	$1,672,647	$1,363,672
Accrued interest	129,596	105,315
Taxes payable	238,020	60,539
Accrued payroll, vacation and bonus payable	1,049,359	895,803
Accrued operating expenses	773,252	418,287
Total	$3,862,874	$2,843,616